Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 38,502	£ 65,548	£ 99,230
Beginning balance, Shares | shares	52,373	52,180
Exercise of share options	£ (12)	£ 24	182
Exercise of share options | shares	79	193
Issue of share capital, Shares | shares	408
Ending balance	£ 14,887	£ 38,502	£ 65,548
Ending balance, Shares | shares	52,860	52,373	52,180
Share Capital [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 2,095	£ 2,087	£ 2,047
Exercise of share options	3	8	40
Issue of share capital	16
Ending balance	2,114	2,095	2,087
Share Premium [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	141,108	141,050	140,890
Exercise of share options	1	58	160
Issue of share capital	197
Ending balance	£ 141,306	£ 141,108	£ 141,050